SCHEDULE OF COMPONENTS OF LEASE EXPENSE (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2020	May 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Operating lease	$ 430,483	$ 383,860	$ 792,684	$ 737,424	$ 1,506,090
Interest on lease liabilities	34,948	47,324	87,332	98,065	148,039
Total net lease cost	$ 465,431	$ 431,184	$ 880,016	$ 835,489	$ 1,654,129